Interest income and finance expense (Tables)	12 Months Ended
Dec. 31, 2024
Finance expense
Schedule of interest income

Figures in million – SA rand	Note	2024	2023	2022
Interest received on cash deposits		882	998	910
Interest received on rehabilitation obligation funds	21	404	339	235
Interest on right of recovery asset		—	25	31
Other		51	7	27
Total interest income		1,337	1,369	1,203

Schedule of finance expense

Figures in million – SA rand	Notes	2024	2023	2022
Interest charge on:
Borrowings (interest)	28	(1,946)	(1,192)	(1,046)
Borrowings (unwinding of amortised cost)	28	(688)	(359)	(216)
Lease liabilities	29	(34)	(43)	(31)
Environmental rehabilitation obligation	30.1	(966)	(758)	(611)
Occupational healthcare obligation	31	(38)	(70)	(85)
Deferred payment (related to the Rustenburg operation acquisition)	22.2	—	(85)	(266)
Deferred revenue[1]	32	(371)	(327)	(326)
Deferred consideration (related to Pandora acquisition)	22.2	—	(3)	(18)
Marikana dividend obligation	22.2	(188)	(236)	(165)
Other		(340)	(226)	(76)
Total finance expense		(4,571)	(3,299)	(2,840)
1For the year ended 31 December 2024, interest expense includes non-cash interest of R291 million (2023: R299 million, 2022: R326 million) relating to the Wheaton Stream.
Although there is no cash financing cost related to this arrangement, IFRS 15 requires the Group to recognise a notional financing charge due to the significant time delay between receiving the upfront streaming payment and satisfying the related performance obligations
Schedule of cash interest paid and received	The table below provides a summary of the cash interest paid and received:

Figures in million – SA rand	2024	2023	2022
Interest paid[1]	(2,101)	(1,304)	(1,118)
Interest received[2]	882	998	682
Net interest paid	(1,219)	(306)	(436)
1Interest paid primarily consist of accrued interest paid on borrowed funds (see note 28) and lease liabilities
2Interest received primarily consists of interest on cash deposits